SHAREHOLDERS' EQUITY (Summary of Cumulative Redeemable Preferred Shares) (Details) - 12 months ended Dec. 31, 2018	$ / shares shares	$ / shares $ / shares shares	$ / shares shares
Series A [Member]
Class of Stock [Line Items]
Current Yield	3.38%	3.38%
Annual dividend per share	$ 0.845
Redemption price per share	$ 25	$ 25
Series A [Member] | Five-Year Government Of Canada Bond [Member]
Class of Stock [Line Items]
Preferred stock dividend rate in addition to variable rate	2.66%	2.66%
Series B [Member]
Class of Stock [Line Items]
Redemption price per share	$ 25.50	$ 25.50
Floating quarterly dividend rate	$ 0.26938
Series B [Member] | 90-Day Government Of Canada Treasury Bill [Member]
Class of Stock [Line Items]
Preferred stock dividend rate in addition to variable rate	2.66%	2.66%
Series C [Member]
Class of Stock [Line Items]
Current Yield	5.29%	5.29%
Series C [Member] | United States Government Bond Yield [Member]
Class of Stock [Line Items]
Preferred stock dividend rate in addition to variable rate	3.58%	3.58%
Series C, Redemption Price US$25, Annual Dividend US$1.3225 [Member]
Class of Stock [Line Items]
Annual dividend per share		$ 1.3225
Redemption price per share			$ 25
Series E [Member]
Class of Stock [Line Items]
Current Yield	5.393%	5.393%
Annual dividend per share	$ 1.34825
Redemption price per share	$ 25	$ 25
Series E [Member] | Five-Year Government Of Canada Bond [Member]
Class of Stock [Line Items]
Preferred stock dividend rate in addition to variable rate	3.17%	3.17%
Series G [Member]
Class of Stock [Line Items]
Current Yield	4.75%	4.75%
Annual dividend per share	$ 1.1875
Redemption price per share	$ 25	$ 25
Series G [Member] | Five-Year Government Of Canada Bond [Member]
Class of Stock [Line Items]
Preferred stock dividend rate in addition to variable rate	3.06%	3.06%
Series I [Member]
Class of Stock [Line Items]
Current Yield	5.25%	5.25%
Annual dividend per share	$ 1.3125
Redemption price per share	$ 25	$ 25
Series I [Member] | Minimum [Member]
Class of Stock [Line Items]
Current Yield	5.25%	5.25%
Series I [Member] | Five-Year Government Of Canada Bond [Member]
Class of Stock [Line Items]
Preferred stock dividend rate in addition to variable rate	4.19%	4.19%
Series K [Member]
Class of Stock [Line Items]
Current Yield	5.00%	5.00%
Annual dividend per share	$ 1.25
Redemption price per share	$ 25	$ 25
Series K [Member] | Minimum [Member]
Class of Stock [Line Items]
Current Yield	5.00%	5.00%
Series K [Member] | Five-Year Government Of Canada Bond [Member]
Class of Stock [Line Items]
Preferred stock dividend rate in addition to variable rate	3.80%	3.80%
Series D [Member]
Class of Stock [Line Items]
Redemption price per share			$ 25.50
Shares authorized | shares	8,000,000	8,000,000	8,000,000
Series F [Member]
Class of Stock [Line Items]
Redemption price per share			$ 25.50
Shares authorized | shares	8,000,000	8,000,000	8,000,000
Series H [Member]
Class of Stock [Line Items]
Redemption price per share			$ 25.50
Shares authorized | shares	8,000,000	8,000,000	8,000,000
Series J [Member]
Class of Stock [Line Items]
Redemption price per share			$ 25.50
Shares authorized | shares	8,000,000	8,000,000	8,000,000
Series L [Member]
Class of Stock [Line Items]
Redemption price per share			$ 25.50
Shares authorized | shares	12,000,000	12,000,000	12,000,000
Washington Gas [Member] | $4.80 Series [Member]
Class of Stock [Line Items]
Current Yield	4.27%	4.27%
Annual dividend per share	$ 4.80
Redemption price per share	$ 101	$ 101
Washington Gas [Member] | $4.25 Series [Member]
Class of Stock [Line Items]
Current Yield	4.27%	4.27%
Annual dividend per share	$ 4.25
Redemption price per share	$ 105	$ 105
Washington Gas [Member] | $5.00 Series [Member]
Class of Stock [Line Items]
Current Yield	4.27%	4.27%
Annual dividend per share	$ 5.00
Redemption price per share	$ 102	$ 102